Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Beginning Balance at Dec. 31, 2015	$ 634,146	$ 83	$ 0	$ 71	$ 369,731	$ 264,261
Net loss	(55,966)					(55,966)
Issuance of common stock	16,115	16			16,099
Repurchase of common stock	(120)		(120)
Repurchase and cancellation of preferred stock	(1,710)			(1)	(1,709)
Share based compensation	120				120
Preferred share dividends declared	(14,049)					(14,049)
Ending Balance at Dec. 31, 2016	578,536	99	(120)	70	384,241	194,246
Net loss	(84,679)					(84,679)
Repurchase and cancellation of preferred stock	(114)			0	(114)
Tender offer-redemption of preferred stock	(25,199)	3		(11)	(23,045)	(2,146)
Share based compensation	120				120
Preferred share dividends declared	(12,316)					(12,316)
Ending Balance at Dec. 31, 2017	456,348	102	(120)	59	361,202	95,105
Net loss	27,684					27,684
Issuance of common stock	3,297	1			3,296
Repurchase of common stock	(617)		(617)
Repurchase and cancellation of preferred stock	(9,488)			(4)	(9,484)
Share based compensation	120				120
Preferred share dividends declared	(11,510)					(11,510)
Ending Balance at Dec. 31, 2018	$ 465,834	$ 103	$ (737)	$ 55	$ 355,134	$ 111,279